Derivative Instruments And Hedging Activities (Narrative) (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Derivative [Line items]
Offset of cash collateral receivables against net derivative liabilities	¥ 977	¥ 1,051
Offset of cash collateral payables against net derivative assets	905	867
Derivative liability position with credit-risk-related contingent features	1,861	1,867
Collateral pledged for derivative instruments with credit-risk-related contingent features that are in a liability position	1,074	1,143
Additional collateral required to be posted, aggregate fair value	¥ 27	¥ 26